Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies

15. Commitments and contingencies

(a) Operating lease commitments

As of December 31, 2012, future minimum rental payments under non-cancellable operating leases having initial or remaining lease terms of more than one year are as follows:

Year
2013	$266
2014	232
2015	198
2016	—
2017	—

$696

(b) Capital commitment

The Group has no material capital commitment as of December 31, 2012.

(c) Contingency

No provision was made for operational claims in continuing operations as of December 31, 2011 and 2012.